Long-Term Investments (Details) - USD ($)		12 Months Ended
	Oct. 30, 2020	Dec. 31, 2023	Dec. 31, 2022
Long-Term Investments [Line Items]
Percentage of common stock shares		26.65%	26.65%
Aggregate amount (in Dollars)			$ 2,688,578
Converted amount (in Dollars)	$ 1,090,361	$ 1,895,556
Converted shares (in Shares)		994,450
BioFirst Corporation [Member]
Long-Term Investments [Line Items]
Percentage of common stock shares		18.68%	15.51%
Shares issued (in Shares)		1,124,842